Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Even Herd Long Short ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	23.90%	12.22%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	13.06%